Long-term Debt (Senior Guaranteed Noted) (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes			$ 1,871,400,000	$ 2,098,800,000
Current notes and debentures issued and current portion of non-current notes and debentures issued			221,600,000	201,000,000.0
Non-current portion of non-current notes and debentures issued			1,649,800,000	1,897,800,000
Borrowings			2,259,600,000	2,905,100,000	$ 4,276,700,000
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings, classified as financing activities	$ 1,260,000,000	$ 270,000,000.0
Principal due on maturity			1,659,200,000	1,820,000,000
Senior guaranteed notes | Cross Currency Derivative Contract Swap 2018
Disclosure of detailed information about borrowings [line items]
Principal			1,360,000,000
Borrowings	1,230,000,000
Senior guaranteed notes | January 2021
Disclosure of detailed information about borrowings [line items]
Principal			$ 32,200,000
Borrowings	30,000,000.0
6.03% Interest, Maturing 3/24/2020
Disclosure of detailed information about borrowings [line items]
Principal	$ 0
Borrowings, interest rate	6.03%		6.03%
Principal due on maturity			$ 0
Senior guaranteed notes			0	201,000,000.0
5.53% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal			$ 50,000,000.0
Borrowings, interest rate	5.53%		5.53%
Principal due on maturity			$ 50,000,000.0
Senior guaranteed notes			$ 50,000,000.0	50,000,000.0
5.13% Interest, Maturing 4/14/2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 82,000,000.0
Borrowings, interest rate	5.13%		5.13%
Principal due on maturity			$ 79,000,000.0
Senior guaranteed notes			$ 104,600,000	106,300,000
3.29% Interest, Maturing 6/20/2021
Disclosure of detailed information about borrowings [line items]
Principal	$ 52,500,000
Borrowings, interest rate	3.29%		3.29%
Principal due on maturity			$ 56,300,000
Senior guaranteed notes			67,000,000.0	68,100,000
4.76% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal			$ 25,000,000.0
Borrowings, interest rate	4.76%		4.76%
Principal due on maturity			$ 25,000,000.0
Senior guaranteed notes			$ 25,000,000.0	25,000,000.0
4.00% Interest, Maturing 5/22/2022
Disclosure of detailed information about borrowings [line items]
Principal	$ 200,000,000.0
Borrowings, interest rate	4.00%		4.00%
Principal due on maturity			$ 199,100,000
Senior guaranteed notes			$ 255,100,000	259,300,000
4.12% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 61,500,000
Borrowings, interest rate	4.12%		4.12%
Principal due on maturity			$ 80,300,000
Senior guaranteed notes			78,400,000	79,700,000
3.58% Interest, Maturing 4/11/2023
Disclosure of detailed information about borrowings [line items]
Principal			$ 80,000,000.0
Borrowings, interest rate	3.58%		3.58%
Principal due on maturity			$ 80,000,000.0
Senior guaranteed notes			80,000,000.0	80,000,000.0
4.11% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal			$ 10,000,000.0
Borrowings, interest rate	4.11%		4.11%
Principal due on maturity			$ 10,000,000.0
Senior guaranteed notes			$ 10,000,000.0	10,000,000.0
3.78% Interest, Maturing 6/12/2023
Disclosure of detailed information about borrowings [line items]
Principal	$ 270,000,000.0
Borrowings, interest rate	3.78%		3.78%
Principal due on maturity			$ 274,700,000
Senior guaranteed notes			344,400,000	350,100,000
3.85% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal			$ 40,000,000.0
Borrowings, interest rate	3.85%		3.85%
Principal due on maturity			$ 40,000,000.0
Senior guaranteed notes			$ 40,000,000.0	40,000,000.0
3.75% Interest, Maturing 6/20/2024
Disclosure of detailed information about borrowings [line items]
Principal	$ 257,500,000
Borrowings, interest rate	3.75%		3.75%
Principal due on maturity			$ 276,400,000
Senior guaranteed notes			$ 328,400,000	333,800,000
4.30% Interest, Maturing 4/11/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 82,000,000.0
Borrowings, interest rate	4.30%		4.30%
Principal due on maturity			$ 107,000,000.0
Senior guaranteed notes			104,600,000	106,300,000
3.94% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal			$ 65,000,000.0
Borrowings, interest rate	3.94%		3.94%
Principal due on maturity			$ 65,000,000.0
Senior guaranteed notes			$ 65,000,000.0	65,000,000.0
4.08% Interest, Maturing 4/22/2025
Disclosure of detailed information about borrowings [line items]
Principal	$ 230,000,000.0
Borrowings, interest rate	4.08%		4.08%
Principal due on maturity			$ 291,100,000
Senior guaranteed notes			$ 293,400,000	298,200,000
4.18% Interest, Maturing 4/22/2027
Disclosure of detailed information about borrowings [line items]
Principal	$ 20,000,000.0
Borrowings, interest rate	4.18%		4.18%
Principal due on maturity			$ 25,300,000
Senior guaranteed notes			$ 25,500,000	$ 26,000,000.0